LVIP SSGA Conservative Index Allocation Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–86.22%
INVESTMENT COMPANIES–86.22%
Equity Funds–22.94%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	376,128	$4,827,979
LVIP SSGA S&P 500 Index Fund	811,461	26,935,643
LVIP SSGA Small-Cap Index Fund	90,756	3,141,977
		34,905,599
Fixed Income Fund–49.35%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,256,705	75,092,386
		75,092,386
International Equity Fund–13.93%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,617,574	21,188,598
		21,188,598
Total Affiliated Investments (Cost $102,085,587)		131,186,583

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–13.85%
INVESTMENT COMPANIES–13.85%
Fixed Income Fund–9.87%
Schwab US TIPS ETF	557,006	$15,011,312
		15,011,312
International Equity Fund–3.96%
iShares Core MSCI Emerging Markets ETF	91,377	6,023,571
		6,023,571
Money Market Fund–0.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	37,688	37,688
		37,688
Total Unaffiliated Investments (Cost $18,300,493)		21,072,571

TOTAL INVESTMENTS–100.07% (Cost $120,386,080)	152,259,154
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(102,589)
NET ASSETS APPLICABLE TO 10,340,279 SHARES OUTSTANDING–100.00%	$152,156,565

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Conservative Index Allocation Fund–1

LVIP SSGA Conservative Index Allocation Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-86.22%@
Equity Funds-22.94%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,303,207	$950,594	$359,541	$(7,256)	$(59,025)	$4,827,979	376,128	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	24,319,220	3,333,183	2,979,383	334,640	1,927,983	26,935,643	811,461	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,865,875	511,498	410,172	20,068	154,708	3,141,977	90,756	—	—
Fixed Income Fund-49.35%@
✧✧LVIP SSGA Bond Index Fund	71,453,387	5,520,483	5,992,351	(799,622)	4,910,489	75,092,386	7,256,705	—	—
International Equity Fund-13.93%@
✧✧LVIP SSGA International Index Fund	20,047,078	808,245	4,344,658	765,422	3,912,511	21,188,598	1,617,574	6,649	—
Total	$122,988,767	$11,124,003	$14,086,105	$313,252	$10,846,666	$131,186,583		$6,649	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP SSGA Conservative Index Allocation Fund–2